Cover	12 Months Ended
Aug. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	40-F/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Aug. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--08-31
Entity File Number	333-39389
Entity Registrant Name	ENGINE GAMING AND MEDIA, INC.
Entity Central Index Key	0001714562
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	77 King Street West
Entity Address, Address Line Two	Suite 3000
Entity Address, Address Line Three	PO Box 95
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5K 1G8
City Area Code	(705)
Local Phone Number	445-3006
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	GAME
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	15,543,309
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2110 Powers Ferry Road SE
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	(212)
Local Phone Number	931-1200
Contact Personnel Name	Louis Schwartz